MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

			Fair
	Security Description	Number of Shares	Value

92.52%	EXCHANGE TRADED FUNDS
42.75%	GOVERNMENT
	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	64,844	$5,941,656
12.99%	INTERNATIONAL
	SPDR Portfolio Developed World (ex-US) ETF	37,814	905,267
	Vanguard FTSE Developed Markets ETF	26,997	900,080
			1,805,347
36.78%	LARGE CAP
	iShares Russell 1000 Growth ETF	4,317	650,356
	iShares Russell 1000 Value ETF	6,500	644,670
	SPDR Portfolio Large Cap ETF	97,801	2,958,480
	SPDR S&P 500 ETF	3,332	858,823
			5,112,329
92.52%	TOTAL EXCHANGE TRADED FUNDS		12,859,332
7.40%	MONEY MARKET FUNDS
	Federated Government Obligations Fund, Institutional Class 0.18%*	1,028,633	1,028,633
99.92%	TOTAL INVESTMENTS		13,887,965
0.08%	Other assets, net of liabilities		11,354
100.00%	NET ASSETS		$13,899,319

* Effective 7 day yield as of March 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

	Level 1	Level 2		Level 3

		Other
		Significant		Significant
	Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total
Exchange Traded Funds	$12,859,332		$-	$-	$12,859,332
Money Market Funds	1,028,633		-	-	1,028,633
	$13,887,965		$-	$-	$13,887,965

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2020.

At March 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $14,500,807 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$87,532
Gross unrealized depreciation	(700,374)
Net unrealized appreciation	$(612,842)